SCHEDULE OF PAID IN INVESTMENT (Details) (Parenthetical) - USD ($) shares in Thousands, $ in Thousands	Jul. 12, 2020	Dec. 31, 2020
Investment in affiliated company		$ 745
CATK [Member]
Stock issued during the period, shares	2,164,502
CATK [Member] | In Process Research and Development [Member]
Investment in affiliated company		$ 911